PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consists of the following:

	December 31,
	December 31, 2025	June 30, 2026	June 30, 2026
	SGD’000	SGD’000	USD’000
Leasehold building	2,948	2,948	2,278
Leasehold improvements	1,008	1,017	786
Plant and machinery	2,127	2,386	1,844
Equipment, furniture and fittings	2,311	2,482	1,918
Motor vehicles	161	456	352
Subtotal	8,555	9,289	7,178
Less: accumulated depreciation	(4,820)	(5,130)	(3,964)
Property, plant and equipment, net	3,735	4,159	3,214